DERIVATIVE INSTRUMENTS - Disclosure of derivative transactions (Details) $ in Thousands, lb in Millions, l in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) lb $ / Pound l	Dec. 31, 2022 CAD ($) lb $ / Pound l
Copper put [Member]
Disclosure of detailed information about financial instruments [line items]
Quantity | lb	42
Strike price	3.25
Period	H1 2024
Cost | $	$ 3,188
February 2022 [Member] | Copper collar [Member]
Disclosure of detailed information about financial instruments [line items]
Quantity | lb		42
Period		July 2022 -December 2022
Cost | $		$ 4,295
February 2022 [Member] | Copper collar [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price		4
February 2022 [Member] | Copper collar [Member] | Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price		5.4
June 2022 [Member] | Copper collar [Member]
Disclosure of detailed information about financial instruments [line items]
Quantity | lb		30
Period		January 2023 -June 2023
Cost | $		$ 2,975
June 2022 [Member] | Copper collar [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price		3.75
June 2022 [Member] | Copper collar [Member] | Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price		4.72
March 2022 [Member] | Fuel call options [Member]
Disclosure of detailed information about financial instruments [line items]
Quantity | l		9
Strike price		1.01
Period		April 2022 -September 2022
Cost | $		$ 434
August 2022 [Member] | Fuel call options [Member]
Disclosure of detailed information about financial instruments [line items]
Quantity | l		6
Strike price		1.05
Period		October 2022 -December 2022
Cost | $		$ 313
September 2022 [Member] | Fuel call options [Member]
Disclosure of detailed information about financial instruments [line items]
Quantity | l		12
Strike price		1.05
Period		January 2023 -September 2023
Cost | $		$ 1,049
January 2023 [Member] | Copper collar [Member]
Disclosure of detailed information about financial instruments [line items]
Quantity | lb	42
Period	July 2023 -December 2023
Cost | $	$ 0
January 2023 [Member] | Copper collar [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price	3.75
January 2023 [Member] | Copper collar [Member] | Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price	4.7
January 2023 [Member] | Fuel call options [Member]
Disclosure of detailed information about financial instruments [line items]
Quantity | l	12
Strike price	1
Period	July 2023 -December 2023
Cost | $	$ 941
October 2023 [Member] | Copper put [Member]
Disclosure of detailed information about financial instruments [line items]
Quantity | lb	21
Strike price	3.25
Period	January 2024 -March 2024
Cost | $	$ 1,632
November 2023 [Member] | Copper put [Member]
Disclosure of detailed information about financial instruments [line items]
Quantity | lb	21
Strike price	3.25
Period	April 2024 -June 2024
Cost | $	$ 1,556